Derivative financial instruments for hedging purposes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	$ 3,479	$ 11,461	$ (5,093)
Fair Value Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	(3,994)	12,311	(17,042)
Gain (loss) on hedged item	(11,559)	(24,380)	19,922
Net gain (loss)	(15,553)	(12,069)	2,880
Fair Value Hedging [Member] | Interest Rate Swap [Member] | Interest Income [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	(39)
Gain (loss) on hedged item	350
Net gain (loss)	311
Fair Value Hedging [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	3,192	1,564	0
Gain (loss) on hedged item	(16,204)	(12,022)	0
Net gain (loss)	(13,012)	(10,458)	0
Fair Value Hedging [Member] | Interest Rate Swap [Member] | Interest Income Available For Sale [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	(3,088)	(2,982)	(6,857)
Gain (loss) on hedged item	4,649	4,776	10,266
Net gain (loss)	1,561	1,794	3,409
Fair Value Hedging [Member] | Interest Rate Swap [Member] | Derivative Financial Instruments and Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	(3,622)	59	74
Gain (loss) on hedged item	3,942	0	0
Net gain (loss)	320	59	74
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Interest Income [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	(795)	(239)	(33)
Gain (loss) on hedged item	1,548	522	55
Net gain (loss)	753	283	22
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Interest Expense [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	6,905	8,024	4,352
Gain (loss) on hedged item	(12,452)	(11,187)	(7,874)
Net gain (loss)	(5,547)	(3,163)	(3,522)
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	(430)	5,873	(17,427)
Gain (loss) on hedged item	458	(6,469)	17,475
Net gain (loss)	28	(596)	48
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Derivative Financial Instruments and Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) on derivatives	(6,117)	12	2,849
Gain (loss) on hedged item	6,150	0	0
Net gain (loss)	$ 33	$ 12	$ 2,849